COMMITMENTS AND CONTINGENCIES (Details) - shares	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
FYE 2026 [Member]
Shares to be issued to service provider	1,700,000	2,700,000
FYE 2026 [Member] | Nam Tran [Member]
Shares to be issued to service provider	1,000,000	1,000,000
FYE 2026 [Member] | Raymond Powell [Member]
Shares to be issued to service provider		1,000,000
FYE 2026 [Member] | Dale Ludwig [Member]
Shares to be issued to service provider	700,000	700,000
FYE 2027 [Member]
Shares to be issued to service provider	2,600,000	2,600,000
FYE 2027 [Member] | Nam Tran [Member]
Shares to be issued to service provider	1,000,000	1,000,000
FYE 2027 [Member] | Raymond Powell [Member]
Shares to be issued to service provider	1,000,000	1,000,000
FYE 2027 [Member] | Dale Ludwig [Member]
Shares to be issued to service provider	600,000	600,000